BANK LOANS	12 Months Ended
Jun. 30, 2023
BANK LOANS
BANK LOANS

NOTE 13. BANK LOANS

Short-term bank loans consisted of the following:

	June 30,	June 30,	June 30,
	2022	2023	2023
	RMB	RMB	US Dollars
Beijing Rural Commercial Bank (1)	¥10,000,000	¥—	$—
Bank of Kunlun (2)	—	950,000	131,010
Industry and Commercial Bank of China (“ICBC”) (3)	—	10,000,000	1,379,064
China Construction Bank (4)	—	1,501,481	207,064
Total short-term bank loans	¥10,000,000	¥12,451,481	$1,717,138
(1)	On April 13, 2022, the Company entered into a loan agreement with Beijing Rural Commercial Bank to borrow ¥5,600,000 as working capital for one year, which will be due on April 12, 2023. On April 13, 2022, the Company entered into a loan agreement with Beijing Rural Commercial Bank to borrow ¥4,400,000 as working capital for one year, which will be due on May 12, 2023. All these loan bears a fixed interest rate of 4.6% per annum. These loans are guaranteed by one of the founders of the Company and he also pledged self-owned housing property with carrying value of approximately ¥17.6 million (approximately $2.4 million) as collateral for these loans. The loan was full repaid upon maturity.
(2)	On August 31, 2022, the Company entered into a loan agreement with Bank of Kunlun to borrow up to ¥2,900,000 ($399,928) as working capital for eighteen months, with a maturity date of February 29, 2024. The loan has a fixed interest rate of 6.0% per annum. The Company made a withdrawal in an amount of ¥1,000,000 ($137,906) on August 31, 2022. During the year ended June 30, 2023, the Company repaid ¥50,000 ($6,896). The loan is guaranteed by the non-controlling shareholder of Gan Su BHD. The Company also pledged the accounts receivable from the contracts the Company entered into with CNPC as collateral for this loan, and the total value of the contracts are approximately ¥6.5 million (approximately $0.9 million).
(3)	On June 6, 2023, the Company entered into a revolving loan facility with ICBC to borrow up to ¥ 10,000,000 ($1,379,063) as working capital for one year, with a maturity date of June 7, 2024. The loan has a fixed interest rate of 2.5% per annum. The Company made the first withdrawal in an amount of ¥5,000,000 ($689,532) on June 9, 2023, with a maturity date of June 7, 2024. Company made the second withdrawal in an amount of ¥5,000,000 ($689,532) on June 13, 2023, with a maturity date of June 7, 2024. These loans are pledged by the self-owned housing property of one of the founders of the Company with carrying value of approximately ¥17.6 million (approximately $2.4 million) as collateral for these loans.
(4)	On June 6, 2023, the Company entered into a loan agreement with China Construction Bank to borrow up to ¥1,500,000 ($207,064) as working capital for one year, with a maturity date of June 6, 2024. The loan has a fixed interest rate of 3.95% per annum.

Interest expense for the short-term bank loan was ¥602,124, ¥486,757 and ¥416,481 ($57,435) for the years ended June 30, 2021, 2022 and 2023, respectively.